VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments October 31, 2022 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (13.2%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	420,723
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	365,365
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	493,155
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	212,692
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	145,586
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	141,722
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2030	150,000	160,542
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2036 Callable @ 100.000 10/01/2030	310,000	319,260
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	200,000	153,922
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2034 Callable @ 100.000 08/01/2028	415,000	303,448
University of North Dakota 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	625,000	560,769
		3,277,184
General Obligation (29.9%)
#City of Bismarck ND 5.000% 05/01/2024	1,000,000	1,023,720
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	398,484
Fargo Park District 4.000% 05/01/2024	415,000	420,096
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	430,765
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	241,805
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	328,936
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	150,000	118,653
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	405,480
Mandan Public School District No 1 3.125% 08/01/2024	200,000	199,208
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	881,830
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	458,605
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	185,259
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	356,400
West Fargo Park District 3.000% 05/01/2029	275,000	266,134
West Fargo Public School District No 6 3.000% 08/01/2035 Callable @ 100.000 08/01/2028	1,000,000	855,170
West Fargo Public School District No 6 3.000% 08/01/2036 Callable @ 100.000 08/01/2028	500,000	437,905
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	191,346
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	214,822
		7,414,618
Health Care (12.6%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	194,194
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	211,793
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	463,761
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	572,574
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,152,680
City of Grand Forks ND 3.000% 12/01/2039 Callable @ 100.000 12/01/2031	250,000	190,673
City of Grand Forks ND 5.125% 12/01/2025	250,000	245,520
City of Langdon ND 6.200% 01/01/2025	100,000	98,805
		3,130,000
Housing (9.8%)
North Dakota Housing Finance Agency 1.750% 01/01/2031 Callable @ 100.000 07/01/2030	500,000	421,480
North Dakota Housing Finance Agency 2.150% 07/01/2024	530,000	524,250
North Dakota Housing Finance Agency 2.500% 01/01/2026	340,000	326,842
North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	280,000	260,660
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	110,000	107,192
North Dakota Housing Finance Agency 3.750% 07/01/2038	250,000	237,540
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	195,000	155,469
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	185,000	141,562
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	300,000	241,635
		2,416,630
Other Revenue (26.3%)
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	234,697
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	430,555
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	262,862
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	500,405
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	329,075
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	421,810
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	490,635
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	964,688
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	238,143
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	394,515
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	371,119
City of Minot ND 3.000% 10/01/2038 Callable @ 100.000 10/01/2029	500,000	388,395
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	236,412
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	401,196
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	267,332
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	135,548
City of West Fargo ND 4.000% 12/01/2023	230,000	232,013
City of West Fargo ND 4.000% 12/01/2033 Callable @ 100.000 12/01/2029	240,000	235,159
		6,534,559
Pre-Refunded (1.6%)
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	400,000

Utilities (3.7%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	220,154
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	357,295
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	142,081
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	206,075
		925,605

TOTAL MUNICIPAL BONDS (COST: $27,529,996)		$24,098,596

OTHER ASSETS LESS LIABILITIES (2.9%)		$716,815

NET ASSETS (100.0%)		$24,815,411

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2022.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for North Dakota
Investments at cost	$27,529,996
Unrealized appreciation	$3,237
Unrealized depreciation	($3,434,637)
Net unrealized appreciation (depreciation)*	($3,431,400)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$24,098,596	$0	$24,098,596
Total	$0	$24,098,596	$0	$24,098,596